Stock-Based Compensation (Details) - Schedule of represents activity within the 2021 Plan	3 Months Ended
Mar. 31, 2022 $ / shares shares
Restricted Stock Unit [Member]
Stock-Based Compensation (Details) - Schedule of represents activity within the 2021 Plan [Line Items]
Vesting Conditions	Service-based
Units Granted (in Shares) | shares	10,990,884
Weighted Average Grant Date Fair Value	$ 2.42
Weighted Average Strike Price
Performance Stock Unit [Member]
Stock-Based Compensation (Details) - Schedule of represents activity within the 2021 Plan [Line Items]
Vesting Conditions	Service and performance-based
Units Granted (in Shares) | shares	2,492,919
Weighted Average Grant Date Fair Value	$ 2.69
Weighted Average Strike Price
Performance Stock Unit One [Member]
Stock-Based Compensation (Details) - Schedule of represents activity within the 2021 Plan [Line Items]
Vesting Conditions	Service and market-based
Units Granted (in Shares) | shares	9,303,278
Weighted Average Grant Date Fair Value	$ 0.92
Weighted Average Strike Price
Options [Member]
Stock-Based Compensation (Details) - Schedule of represents activity within the 2021 Plan [Line Items]
Vesting Conditions	Service-based
Units Granted (in Shares) | shares	822,631
Weighted Average Grant Date Fair Value	$ 2.07
Weighted Average Strike Price	$ 1.14